PGIM National Muni Fund
Schedule of Investments as of November 30, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)	Value
Long-Term Investments 97.4%
Municipal Bonds 95.6%
Alabama 5.5%
Baldwin Cnty. Indl. Dev. Auth. Rev., Novelis Corp. Proj., Series A, AMT (Mandatory put date 06/01/32), 144A	5.000%(cc)	06/01/55	5,500	$5,616,817
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000(cc)	10/01/52	7,815	7,861,928
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	2,895	2,918,646
Gas Proj., Series A (Mandatory put date 05/01/32)	5.250(cc)	05/01/56	5,000	5,159,320
Gas Proj., Series E (Mandatory put date 05/01/35)	5.000(cc)	12/01/55	4,000	4,321,389
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	5,000	5,198,644
Proj. No. 6, Series B (Mandatory put date 12/01/26)	4.000(cc)	10/01/52	3,000	3,016,561
Rfdg. (Mandatory put date 12/01/31)	4.000(cc)	06/01/51	5,540	5,705,826
Series B (Mandatory put date 09/01/32)	5.000(cc)	10/01/55	4,200	4,535,848
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	1,008,948

Energy Southeast A Cooperative Dist. Rev., Series A	5.000	11/01/35	5,500	5,933,675
Jefferson Cnty. Swr. Rev., Warrants, Rfdg.	5.250	10/01/42	1,500	1,621,858
Southeast Energy Auth. Cooperative Dist. Rev.,
Proj. No. 5, Series A (Mandatory put date 07/01/29)	5.250(cc)	01/01/54	2,500	2,641,672
Series A	5.000	11/01/26	2,060	2,080,522
Series D	5.000	09/01/35	5,000	5,482,004
				63,103,658
Alaska 0.9%
Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	3,000	2,631,468
Tanana Chiefs Conference Proj., Series A	5.000	10/01/26	2,385	2,419,818
Tanana Chiefs Conference Proj., Series A	5.000	10/01/31	1,555	1,649,467

Alaska Muni. Bond Bank Auth. Rev., Rfdg.	5.000	12/01/26	1,350	1,380,727
Alaska St., Series A, GO, Rfdg.	5.000	08/01/35	1,000	1,174,843
Northern Tob. Secur. Corp. Rev., Sr. Series A, Class 1, Rfdg.	5.000	06/01/31	1,175	1,265,715
				10,522,038
Arizona 1.8%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Series B (Mandatory put date 10/01/24)	4.080(cc)	01/01/37	2,265	2,241,727
Arizona Indl. Dev. Auth. Rev.,
Ironwood Ranch Apts. Proj. (Mandatory put date 09/01/26)	5.000(cc)	02/01/58	3,000	3,034,774
Phoenix Children’s Hosp., Series A	5.000	02/01/30	300	324,577
Sustainable Bonds, Equitable Sch. Revolving Fd., Series A	5.250	11/01/48	3,000	3,066,659

Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth., Series A	5.000	01/01/41	1,140	1,166,653
Pima Cnty. Ind. Dev. Auth. Rev., AZ Chart. Schs. Proj., Series R, Rfdg.	4.000	07/01/26	790	792,676
Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev.,
Salt River Proj., Series A	5.000	01/01/47	1,925	2,029,578
Series B	5.000	05/01/42	2,500	2,757,024
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,685	2,896,358
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,180	2,221,968
				20,531,994

PGIM National Muni Fund

PGIM National Muni Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Bonds (Continued)
Arkansas 0.6%
Arkansas Dev. Fin. Auth. Rev., Weyerhaeuser Co. Proj., AMT (Mandatory put date 10/15/32)	3.875%(cc)	10/15/65	4,385	$4,398,114
Fayetteville Sales & Use Tax Rev., Sales & Use Tax	2.875	11/01/32	2,010	1,992,663
				6,390,777
California 4.6%
California Cmnty. Choice Fing. Auth. Rev.,
Clean Energy Proj., Sustainable Bond, Series C (Mandatory put date 10/01/33)	5.000(cc)	12/01/55	3,750	3,990,537
Sustainable Bonds, Clean Energy Proj., Series C (Mandatory put date 10/01/31)	5.250(cc)	01/01/54	2,000	2,128,785
Sustainable Bonds, Clean Energy Proj., Series F	5.000	11/01/33	2,500	2,734,580
California Muni. Fin. Auth. Rev.,
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	1,000	1,063,888
Muni. CTFS, Series 2025-1, Class A-2	3.537(cc)	02/20/41	2,218	1,972,745
Freddie Mac Multifamily Cert. Rev.,
FRETE 2023, ML18, Class X-CA	1.505(cc)	09/25/37	28,981	3,062,966
FRETE 2024, ML22, Class A-US	4.686(cc)	10/25/40	2,471	2,562,551
FRETE 2024, ML23, SPC, Sustainable Bonds, 144A	4.701(cc)	04/25/42	2,886	2,954,835
FRETE 2024, ML24 Trust, Green Bonds	4.300(cc)	05/25/41	3,949	3,980,274
Sustainable Bonds, Series ML-27, Class A, USM	4.759	08/25/41	3,230	3,303,200
Sustainable Bonds, Series ML-31, Class A-USM	4.604(cc)	06/25/42	2,498	2,618,659

Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Series A	5.000	11/15/35	1,300	1,477,238
Los Angeles Dept. of Wtr. & Pwr. Rev.,
Series A, Rfdg.	5.000	07/01/28	1,285	1,344,128
Series B, Rfdg.	5.000	07/01/31	4,210	4,704,483
Series C	4.000	07/01/26	5,840	5,888,574

M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	2,000	2,454,521
Port of Los Angeles Rev., Series A-1, Rfdg. AMT	5.000	08/01/34	1,000	1,142,234
San Francisco City & Cnty. Arpt. Commn. Rev., 2nd Series, San Francisco Intl. Arpt., Series A, Rfdg., AMT	5.250	05/01/43	2,500	2,700,337
Southern Calif. Pub. Pwr. Auth. Rev., Canyon Pwr. Proj., Series B, Rfdg. (Mandatory put date 07/01/27)	3.700(cc)	07/01/40	2,500	2,537,072
				52,621,607
Colorado 4.4%
Baseline Metropolitan Dist. No. 1, Series A, GO, Rfdg., AG	4.250	12/01/54	4,400	4,263,360
Colorado Hlth. Facs. Auth. Rev.,
Adventhealth Oblig. Grp., Series B, Rfdg. (Mandatory put date 11/15/30)	5.000(cc)	11/15/36	3,000	3,277,100
Commonspirit Hlth., Series A-1, Rfdg.	5.000	08/01/32	2,250	2,364,638
Intermountain Healthcare, Series B, Rfdg. (Mandatory put date 08/17/26)	5.000(cc)	05/15/62	6,900	7,005,772
Intermountain Healthcare, Series C, Rfdg. (Mandatory put date 08/15/28)	5.000(cc)	05/15/62	3,205	3,378,158
Intermountain Hlth., Series A, Rfdg.	5.000	05/15/44	1,250	1,306,690
SCL Hlth. Sys., Series B, Rfdg.	4.000	01/01/40	3,060	3,062,785

Colorado Springs Co. Util. Sys. Rev., Series A-4	5.000	11/15/43	3,080	3,222,888
Colorado St., COP	6.000	12/15/39	4,000	4,705,798
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.500	11/15/42	1,875	2,039,751
Series D, Rfdg., AMT	5.750	11/15/35	1,000	1,145,380
Sub. Series B, Rfdg., AMT	5.500	11/15/41	1,000	1,107,914
Sub. Series B, Rfdg., AMT	5.500	11/15/42	1,000	1,103,357
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,375	2,459,820
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,130	1,175,509

PGIM National Muni Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Bonds (Continued)
Colorado (cont’d.)
Denver City & Cnty. Arpt. Sys. Rev., (cont’d.)
Sub. Sys., Series A, Rfdg., AMT	5.250%	12/01/43	3,000	$3,074,463
Regl. Trans. Dist. Rev.,
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/28	400	417,886
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/29	400	424,950

Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, Series A, GO, 144A	5.000	04/01/35	5,000	5,461,153
				50,997,372
Connecticut 1.5%
Connecticut St., Series C, GO	5.000	08/15/35	1,500	1,774,509
Connecticut St. Higher Ed. Supplement Loan Auth. Rev.,
Chesla Loan Prog., Series B-1, AMT	5.250	11/15/32	2,630	2,878,182
Chesla Loan Prog., Series B-1, AMT	5.250	11/15/33	1,630	1,799,286

Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Yale Univ., Series A-2, Rfdg. (Mandatory put date 07/01/26)	2.000(cc)	07/01/42	2,310	2,295,383
Connecticut St. Spl. Tax Rev.,
Series B	5.000	10/01/37	1,440	1,512,599
Trans. Infrast., Series A	5.000	01/01/38	2,195	2,276,087

Norwalk Hsg. Auth. Rev., Wall Street Place (Mandatory put date 09/01/27)	3.050(cc)	09/01/58	2,000	1,993,964
Stamford Hsg. Auth. Rev., Mozaic Concierge Living Proj., Series D	4.250	10/01/30	2,400	2,413,123
				16,943,133
District of Columbia 1.7%
Dist. of Columbia, Series A, GO, Rfdg.	5.000	10/15/38	3,000	3,174,326
Dist. of Columbia Rev.,
Dist. of Columbia Intl. Sch.	5.000	07/01/49	1,275	1,275,373
Friendship Pub. Chart. Sch., Rfdg.	5.000	06/01/36	1,385	1,390,806

Dist. of Columbia Tob. Settlement Fing. Corp. Rev., Asset Bkd. Bds., Rfdg.	6.750	05/15/40	8,000	8,230,619
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Series A, Rfdg. AMT	5.000	10/01/30	3,500	3,809,600
Series A, Rfdg., AMT	5.000	10/01/29	1,915	2,054,235
				19,934,959
Florida 6.1%
Broward Cnty. Arpt. Sys. Rev., Series A, AMT	5.000	10/01/45	3,000	2,999,967
Broward Cnty. Port Facs. Rev., AMT	5.000	09/01/39	1,885	2,058,578
Central Florida Expressway Auth. Rev.,
Sr. Lien, Rfdg.	4.000	07/01/41	2,000	1,978,200
Sr. Lien, Rfdg.	5.000	07/01/38	2,500	2,564,965

Cityplace CDD., Spl. Assmt., Rfdg.	5.000	05/01/26	265	267,214
County of Broward Port Facilities Rev., AMT	5.250	09/01/42	1,000	1,090,021
Florida Dev. Fin. Corp. Rev.,
GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375(cc)	10/01/54	3,000	3,027,601
Nova Southeastern Univ. Proj., Series A, Rfdg.	5.000	04/01/26	555	558,265

Florida Higher Edl. Facs. Fing. Auth. Rev., Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/28	1,420	1,427,786

PGIM National Muni Fund

PGIM National Muni Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Bonds (Continued)
Florida (cont’d.)

Fort Lauderdale Wtr. & Swr. Rev., Enabling Wrks. Proj., Series A	5.500%	09/01/53	2,500	$2,696,082
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000	10/01/42	5,000	5,044,639
Priority Sub. Series A, AMT	5.000	10/01/47	5,000	5,014,088
Series A, AMT	5.000	10/01/38	1,810	1,901,570

Hillsborough Cnty. Indl. Dev. Auth. Rev., Baycare Hlth. Sys., Series C, Rfdg.	5.000	11/15/41	2,010	2,187,863
Jacksonville Hsg. Auth. Rev., Westwood Apartments	5.000	02/01/34	3,200	3,418,242
JEA Elec. Sys. Rev.,
Series 3-2024A, Rfdg., AGM	5.000	10/01/37	2,500	2,878,424
Series 3-2024A, Rfdg., AGM	5.000	10/01/39	1,000	1,131,821

Lee Cnty. Arpt. Rev., AGM, AMT	5.250	10/01/43	1,000	1,071,641
Lee County Indl. Dev. Auth. Rev.,
Shell Point 2024B-1, Temps -85	4.750	11/15/29	1,000	1,011,008
Shell Point, 2024B-3, Temps-50	4.125	11/15/29	1,000	1,005,454

Miami Dade Cnty. Avtn. Rev., Series A, Rfdg., AMT	5.000	10/01/34	2,500	2,793,825
Miami Dade Cnty. Edu. Facs. Auth. Rev., Univ. of Miami, Series B, Rfdg.	5.250	04/01/41	3,470	3,878,576
Miami-Dade Cnty. Hsg. Fin. Auth. Rev., Ambar Station, Series A (Mandatory put date 08/01/29)	3.250(cc)	02/01/44	2,000	2,002,639
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series B, Rfdg.	5.000	10/01/26	2,275	2,315,750
Orlando Hlth., Inc., Series A, Rfdg.	5.000	10/01/33	1,510	1,528,064
Orlando Hlth., Inc., Series B, Rfdg.	5.000	10/01/44	1,000	997,256

Orlando Util. Commn. Rev., Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	3,475	3,196,027
Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarasota Mem. Hosp.	5.000	07/01/28	1,160	1,222,680
South Miami Hlth. Facs. Auth., Inc. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,075	1,084,467
Vlg. CDD No. 6,
Spl. Assmt., Rfdg.	4.000	05/01/27	365	369,555
Spl. Assmt., Rfdg.	4.000	05/01/28	295	298,058
Spl. Assmt., Rfdg.	4.000	05/01/29	305	307,961
Vlg. CDD No. 13,
2019 Spl. Assmt., Phase I, Ltd. Offering	3.550	05/01/39	2,620	2,403,901
2021 Spl. Assmt., Phase III	2.550	05/01/31	1,620	1,517,753
Spl. Assmt.	3.375	05/01/34	460	443,911
Spl. Assmt., 144A	2.625	05/01/30	2,395	2,236,574
				69,930,426
Georgia 4.1%
Main Street Natural Gas, Inc. Rev.,
Series A (Mandatory put date 09/01/31)	5.000(cc)	05/01/54	2,500	2,696,916
Series A (Mandatory put date 06/01/32)	5.000(cc)	06/01/55	2,500	2,719,678
Series B (Mandatory put date 03/01/32)	5.000(cc)	12/01/54	4,500	4,866,544
Series E (Mandatory put date 12/01/32)	5.000(cc)	05/01/55	9,670	10,434,371

Atlanta Arpt. Passenger Facs. Charge Rev., Sub. Lien, Green Bond, Series E, AMT	5.250	07/01/43	4,000	4,283,785
Atlanta GA Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.250	07/01/41	1,000	1,100,905
Series B, Rfdg., AMT	5.250	07/01/43	2,000	2,167,505
Series B, Rfdg., AMT	5.250	07/01/44	1,000	1,077,082

PGIM National Muni Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Bonds (Continued)
Georgia (cont’d.)

Burke Cnty. Dev. Auth. Rev., Georgia Pwr. Co. Plant Vogtle Proj., 5th Series, Rmkt. (Mandatory put date 06/13/28)	3.700%(cc)	10/01/32	1,685	$1,708,344
Columbia Cnty. Hosp. Auth. Rev., Rev Anticipation CTFS, Wellstar Hlth. Sys. Inc. Proj., Series A	5.125	04/01/48	1,220	1,263,142
DeKalb Cnty. Hsg. Auth. Rev.,
Kensington Station Proj., Series A	4.000	12/01/33	4,000	4,000,974
Sr. Bond, Park at 500 Proj.	4.000	03/01/34	2,000	1,995,827

Gainesville & Hall Cnty. Hosp. Auth. Rev., RAN CTFS, NE Georgia Hlth. Sys. Inc. Proj.	5.000	10/15/34	2,000	2,303,625
Georgia Ports Auth. Rev., Arpt. & Marina Imps.	5.250	07/01/43	2,500	2,708,775
Muni. Elec. Auth. of Georgia Rev.,
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/26	1,425	1,427,485
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/43	1,000	1,062,608
Proj. One, Sub. Bonds, Series A, Rfdg., BAM	5.250	01/01/41	1,000	1,109,353
				46,926,919
Guam 0.2%
Territory of Guam Rev., Series G, Rfdg.	5.250	01/01/38	2,000	2,240,537
Hawaii 0.6%
Honolulu City & Cnty. Wstewtr. Sys. Rev.,
Sr. 1st Bond Resolution, Series A, Rfdg.	5.000	07/01/37	2,500	2,904,623
Sr. 1st Bond Resolution, Series A, Rfdg.	5.000	07/01/38	3,400	3,908,907
				6,813,530
Illinois 7.1%
Chicago,
Chicago Works, Series A, GO	5.500	01/01/41	1,000	1,025,639
Series A, GO, Rfdg.	5.000	01/01/30	4,000	4,167,018
Series C, GO	6.000	01/01/43	1,000	1,072,412
Series C, GO, Rfdg., ETM(ee)	5.000	01/01/26	1,000	1,000,854

Chicago Brd. of Ed. Rev., Spl. Tax	5.000	04/01/46	1,000	951,352
Chicago O’Hare Int’l. Arpt. Rev.,
Series C, Rfdg., AMT	5.000	01/01/37	3,100	3,402,790
Series C, Rfdg., AMT	5.250	01/01/41	1,500	1,641,307
Sr. Lien, Series D	5.250	01/01/42	2,000	2,034,232
Sr. Lien, Series A, Rfdg., AMT	5.250	01/01/43	1,625	1,745,809

Chicago Trans. Auth. Rev., 2nd Lien	5.000	12/01/46	3,000	3,008,100
Chicago Wstewtr. Transmn. Rev., 2nd Lien, Series A	5.000	01/01/47	1,000	1,004,730
Chicago Wtrwks. Rev.,
2nd Lien, Rfdg.	5.000	11/01/36	2,390	2,453,736
2nd Lien, Series A-1	5.000	11/01/27	510	518,367

Cook Cnty. Sales Tax Rev., Series A, Rfdg.	5.250	11/15/45	2,155	2,273,526
Illinois Fin. Auth. Rev.,
CenterPoint Joliet Term. Railroad Proj., AMT (Mandatory put date 12/31/34), 144A	4.125(cc)	12/01/50	3,355	3,395,489
CenterPoint Joliet Term. Railroad, Rmkt., AMT (Mandatory put date 07/02/35), 144A	4.800(cc)	12/01/43	2,000	2,041,756
Univ. of Chicago, Series A, Rfdg.	5.000	04/01/34	1,250	1,444,305
Illinois St.,
GO	5.000	11/01/30	500	507,127
Series A, GO	5.000	03/01/31	2,345	2,579,052
Series A, GO	5.000	12/01/39	2,500	2,567,847

PGIM National Muni Fund

PGIM National Muni Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois St., (cont’d.)
Series A, GO, Rfdg.	5.000%	10/01/28	750	$793,380
Series B, GO	5.000	05/01/39	2,025	2,188,680
Series B, GO	5.250	05/01/45	1,000	1,052,058
Series C, GO	5.000	11/01/29	1,100	1,137,241
Series D, GO, Rfdg.	5.000	07/01/36	1,225	1,333,530
Illinois St. Sales Tax Rev.,
Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/27	3,000	3,091,636
Jr. Oblig. Series A	5.000	06/15/28	1,650	1,734,672
Illinois St. Toll Hwy. Auth. Rev.,
Series C	5.000	01/01/39	2,000	2,001,644
Sr. Series A	5.250	01/01/43	2,250	2,450,731
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev.,
McCormick Place Expansion, Series A, CABS, NATL	3.703(t)	12/15/34	10,000	7,175,473
McCormick Place Expansion, Series A, CABS, NATL	4.020(t)	06/15/37	7,500	4,736,745

Railsplitter Tob. Settlement Auth. Rev., Tob. Set. Funded (Pre-refunded date 06/01/26)(ee)	5.000	06/01/28	1,175	1,189,100
Regl. Trans. Auth. Rev., Series A	4.000	06/01/37	3,605	3,589,471
Sales Tax Secur. Corp. Rev.,
2nd Lien, Series A, Rfdg.	5.000	01/01/26	2,430	2,433,600
2nd Lien, Series A, Rfdg.	5.000	01/01/30	1,500	1,617,296
Sr. Series D	5.000	01/01/35	600	660,609

State of Illinois Sales Tax. Rev., Jr. Series B(hh)	5.000	06/15/40	5,000	5,458,930
				81,480,244
Indiana 1.4%
Indiana Fin. Auth. Rev.,
Greenwood Vlg. South Proj., TEMPS, 50SM, Series C-2	3.750	05/15/32	1,000	979,005
IN Univ. Hlth., Series A, Rfdg.	5.000	12/01/25	2,280	2,280,378
Indiana Univ. Hlth., Series B-1 (Mandatory put date 07/01/28)	5.000(cc)	10/01/62	4,000	4,191,848
Indiana Univ. Hlth., Series D-5, Rfdg. (Mandatory put date 10/01/37)	5.000(cc)	10/01/54	3,000	3,370,301
Indianapolis Pwr. & Light. Co. Proj., Series B, Rfdg., AMT (Mandatory put date 04/01/26)	0.950(cc)	12/01/38	625	620,166
Indianapolis Local Pub. Impvt. Bond Bank Rev.,
Indianapolis Arpt. Auth. Proj., Series B-2, AMT, Rfdg.	5.000	01/01/32	3,000	3,279,654
Indianapolis Arpt. Auth. Proj., Series I-2, AMT, Rfdg.	5.000	01/01/32	1,600	1,756,328
				16,477,680
Iowa 0.1%
Iowa Student Loan Liquidity Corp. Rev., Sr. Series B, AMT	5.000	12/01/34	815	875,812
Lowa Student Loan Liquidity Corp. Rev., Sr. Series B, AMT	5.000	12/01/35	635	688,691
				1,564,503
Kansas 0.5%
Kansas Dev. Fin. Auth. Rev., Adventhealth Oblig. Grp., Series B, Rfdg. (Mandatory put date 11/15/31)	5.000(cc)	11/15/54	3,165	3,512,207
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Series A	5.000	09/01/45	2,170	2,171,776
				5,683,983
Kentucky 2.5%
Kentucky Pub. Energy Auth. Rev.,
Series A, Rfdg. (Mandatory put date 12/01/29)	5.250(cc)	06/01/55	6,000	6,391,572

PGIM National Muni Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Bonds (Continued)
Kentucky (cont’d.)
Kentucky Pub. Energy Auth. Rev., (cont’d.)
Series A-1 (Mandatory put date 08/01/30)	4.000%(cc)	08/01/52	4,925	$5,002,301
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	5,370	5,817,565
Series B	5.000	12/01/33	5,695	5,949,493
Series C (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	920	929,953

Kentucky Turnpike Auth. Rev., Revitalization Proj., Series A, Rfdg.	5.000	07/01/26	1,310	1,327,338
Owen Cnty. Wtrwks. Sys. Rev., American Wtr. Co., Series A, Rfdg. (Mandatory put date 10/01/29)	2.450(cc)	06/01/39	1,500	1,443,703
Trimble Cnty. Rev., Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	2,250	2,134,732
				28,996,657
Louisiana 0.5%
Louisiana Local Govt. Envirml. Facs. & Comnty. Dev. Auth. Rev., Christwood Proj., Rfdg., 144A	4.250	11/15/30	850	846,385
Louisiana Pub. Facs. Auth. Rev., Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	1,991,087
Parish of St. James Rev., Nustar Logistics L.P Proj., Rmkt. (Mandatory put date 06/01/30)	3.700(cc)	08/01/41	3,500	3,495,176
				6,332,648
Maine 0.2%
Maine Hlth. & Higher Edl. Facs. Auth. Rev., Northeastern Univ. Issue, Series B	5.000	10/01/39	2,285	2,575,735
Maryland 0.1%
Maryland St. Trans. Auth. Rev., Series A, Rfdg.	5.000	07/01/41	1,045	1,160,882
Massachusetts 0.7%
Massachusetts Dev. Fin. Agcy. Rev.,
Harvard Univ., Series A, Rfdg.	5.000	07/15/40	2,500	3,005,920
Series B, Rfdg.	4.000	02/15/36	2,000	2,208,238

Massachusetts Edl. Fing. Auth. Rev., Sr. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,034,648
Massachusetts Sch. Bldg. Auth. Rev., Sub. Sustainable Bond, Series B, Rfdg.	5.000	02/15/38	1,000	1,193,655
Massachusetts St. Port Auth. Rev., Series A, Rfdg., AMT	5.000	07/01/27	320	329,623
				7,772,084
Michigan 2.3%
Michigan Fin. Auth. Rev.,
Beaumont-Spectrum Consolidation, Series A, Rfdg.	5.000	04/15/29	1,000	1,071,601
Sr. Series A, Class 1, Rfdg.	5.000	06/01/30	2,000	2,165,171
Sr. Series A, Class 1, Rfdg.	5.000	06/01/31	1,800	1,961,933
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	1,950	2,110,471
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	1,120	1,121,495
Sustainable Bonds, Henry Ford Hlth. Detroit Utl. Plant Proj.	5.500	02/28/49	1,245	1,327,348

Michigan St. Hosp. Fin. Auth. Rev., Corewell Hlth., Series B-2, Rfdg. (Mandatory put date 06/01/35)	5.000(cc)	08/15/55	2,665	3,015,528
Michigan St. Univ. Rev., Series A, Rfdg.	5.000	08/15/39	2,000	2,212,225
Michigan Strategic Fd. Rev., Sustainable Bond, Recycled Board Machine Proj., AMT (Mandatory put date 10/01/26)	4.000(cc)	10/01/61	6,150	6,154,356

PGIM National Muni Fund

PGIM National Muni Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Bonds (Continued)
Michigan (cont’d.)
Wayne County Airport Authority Rev.,
Detroit Metropolitan Wayne Cnty. Arpt., Series B	5.250%	12/01/36	350	$396,912
Detroit Metropolitan Wayne Cnty. Arpt., Series B	5.250	12/01/37	350	393,127
Detroit Metropolitan Wayne Cnty. Arpt., Series B	5.250	12/01/38	360	402,060
Detroit Metropolitan Wayne Cnty. Arpt., Series D, Rfdg.	5.000	12/01/35	585	652,322
Detroit Metropolitan Wayne Cnty. Arpt., Series D, Rfdg.	5.000	12/01/36	300	332,536
Detroit Metropolitan Wayne Cnty. Arpt., Series D, Rfdg.	5.000	12/01/37	1,090	1,196,179
Detroit Metropolitan Wayne Cnty. Arpt., Series G, Rfdg.	5.000	12/01/34	2,250	2,511,919
				27,025,183
Minnesota 0.5%
Minneapolis St. Paul Metropolitan Arpt. Commn. Rev., Sub. Series B, Rfdg., AMT	5.000	01/01/33	2,325	2,538,906
Minnesota Rural Wtr. Fin. Auth., Inc. Rev., Rfdg., BANS	3.300	08/01/26	1,300	1,299,244
Ramsey Rev., Pact Chrt. Sch. Proj., Series A, Rfdg.	5.000	06/01/32	2,000	2,006,878
				5,845,028
Mississippi 0.2%
Mississippi Bus. Fin. Corp. Rev., Poll. Ctrl., Rfdg.	3.200	09/01/28	500	500,083
Warren Cnty. Rev., Intl. Paper Co. Proj., Rmkt. Rfdg.	4.000	09/01/32	1,250	1,301,505
				1,801,588
Nebraska 0.5%
Central Plns. Energy. Proj. Rev.,
Proj. No. 4, Series A, Rfdg. (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	3,000	3,181,970
Sub. Series A-1 (Mandatory put date 08/01/31)	5.000(cc)	08/01/55	1,950	2,096,108
				5,278,078
New Hampshire 4.3%
National Fin. Auth. Rev.,
Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150	10/20/40	4,857	4,818,367
Sustainable Cert., Series 2024-3, Class A	4.163(cc)	10/01/51	3,968	3,915,038
New Hampshire Bus. Fin. Auth. Rev.,
Caldwell Ranch Proj., 144A	4.875	12/01/33	800	800,116
Grand Pines Proj., 144A	5.625	06/01/39	2,000	2,030,374
Mult. Utility Imps., 144A	5.875	12/15/33	2,500	2,540,089
Muni. CTFS, Sustainable CTFS, Series 2025-2, Class A-1	4.217(cc)	11/20/42	3,990	3,905,321
Muni. CTFS, Sustainable CTFS, Series 2025-3, Class A-1	4.795(cc)	02/20/41	3,000	3,121,958
Silverado Proj., 144A	5.000	12/01/28	1,500	1,500,892
Sustainable Bonds, Muni. CTFS, Series 2025-1, Class A-1	4.167(cc)	01/20/41	1,988	1,962,363
Sustainable Cert., Series 2024-4, Class A-US	4.182(cc)	11/20/39	2,972	2,920,047
Sustainable CTFS 2025-1, Class A-1 (Mandatory put date 06/01/35)	4.750	06/20/41	2,996	3,132,268
Tamarron Proj., 144A	5.250	12/01/35	3,700	3,684,968
The Highlands Proj.	5.125	12/15/30	1,131	1,132,545
The Wildflower Proj., CABS, 144A	5.422(t)	12/15/33	4,500	2,796,263
Univ. of Nevada Reno Proj., Series A, BAM	5.250	06/01/51	1,820	1,906,252
Valencia Proj., 144A	5.300	12/01/32	1,240	1,242,419
Wste. Mgmt., Inc. Proj., Series A, Rfdg., AMT, Rmkt. (Mandatory put date 07/01/26)	4.000(cc)	10/01/33	2,750	2,750,318
Wtr. Util. Imps., 144A	5.375	12/15/35	4,300	4,293,105

New Hampshire Hlth. & Edu. Facs. Auth. Act Rev., Series C, Rmkt., Rfdg. (Mandatory put date 08/03/27)	3.300(cc)	06/01/38	1,000	1,004,448
				49,457,151

PGIM National Muni Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Bonds (Continued)
New Jersey 3.4%
New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co., Inc. Proj., Series D, Rfdg., AMT (Mandatory put date 12/01/27)	1.100%(cc)	11/01/29	625	$586,713
American Wtr. Co., Inc., Series A, Rfdg., AMT (Mandatory put date 12/03/29)	2.200(cc)	10/01/39	1,250	1,153,138
Series SSS, Rfdg.	5.250	06/15/36	1,000	1,156,533

New Jersey Healthcare Facs. Fing. Auth. Rev., Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,533,322
New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Bond, Series 1-B, Rfdg., AMT	5.000	12/01/34	2,660	2,894,588
Sr. Series A, Rfdg.	5.000	12/01/25	550	550,064
Sr. Series A, Rfdg.	5.000	12/01/26	700	711,178
New Jersey Hr. Ed. Student Assistance Auth. Rev.,
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/27	2,000	2,057,199
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/28	1,500	1,563,094

New Jersey Tpke. Auth. Rev., Series C, Rfdg.	5.000	01/01/45	2,000	2,129,642
New Jersey Trans. Tr. Fd. Auth. Rev.,
Cap Apprec., Transn. Sys., Series A	4.076(t)	12/15/40	5,000	2,724,436
Series A, Rfdg.	5.000	06/15/34	2,100	2,425,319
Series AA, Rfdg.	5.250	06/15/41	1,910	2,128,293
Trans. Prog. Notes, Rmkt., Series BB-1	5.000	06/15/33	1,300	1,372,806
Trans. Prog., Series CC	5.000	06/15/41	2,500	2,737,156
Trans. Prog., Series CC	5.000	06/15/42	1,000	1,084,479
Trans. Sys., Series A, Rfdg.	5.250	06/15/41	2,000	2,218,475

South Jersey Trans. Auth. Rev., Series A, Rfdg., BAM	5.000	11/01/39	1,000	1,096,978
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/26	2,765	2,791,760
Series A, Rfdg.	5.000	06/01/27	1,335	1,375,190
Series A, Rfdg.	5.000	06/01/30	3,135	3,301,611
Series A, Rfdg.	5.000	06/01/37	2,000	2,050,193
				39,642,167
New Mexico 0.1%
Farmington Rev., 4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,369,907
New York 8.8%
Build NYC Resource Corp. Rev.,
Sr. Arpt. Facs. Trips Oblig. Grp., AMT	5.500	07/01/42	1,120	1,205,392
Sr. Arpt. Facs. Trips Oblig. Grp., AMT	5.500	07/01/43	2,435	2,597,572
Long Island Pwr. Auth. Rev.,
Series A, Rfdg.	5.000	09/01/37	3,200	3,713,940
Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	3,000	2,955,112

Metropolitan Trans. Auth. Rev., Climate Bond Certified, Sustainable, Series B, Rfdg.	5.000	11/15/35	2,500	2,912,143
Monroe Cnty. Ind. Dev. Corp. Rev., Eugenio Maria De Hostos Chart. Sch. Proj., Series A, 144A	5.000	07/01/34	830	863,754
New York,
Fiscal 2026, Series A-1, GO	5.000	08/01/38	4,000	4,531,065
Series C, Sub. Series C-1, GO	5.000	09/01/41	1,000	1,085,698

New York City Muni. Wtr. Fin. Auth. Rev., 2nd Gen Resolution, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,019,481
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec., Sub. Series D-1	5.500	11/01/45	1,560	1,693,513
Sub. Series A-2	5.000	08/01/38	2,000	2,058,422
New York City Trans. Fin. Auth. Rev.,
Multi-Modal Bonds, Sub. Series B	5.500	05/01/47	3,500	3,817,681
Series S-2, Rfdg.	5.000	07/15/37	3,500	4,041,384

PGIM National Muni Fund

PGIM National Muni Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York City Trans. Fin. Auth. Rev., (cont’d.)
Sub. Fiscal 2025, Series D	5.250%	05/01/43	5,000	$5,517,145
Sub. Fiscal 2025, Series H, Sub. Series H-1, Multi Modal	5.000	11/01/39	5,000	5,596,194
Sub. Fiscal 2026, Series A, Sub. Sries A-1	5.000	05/01/41	3,000	3,313,250
Sub. Future Tax, Series A, Sub. Series A-1, Rfdg.	5.000	11/01/40	4,000	4,408,925
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	7,000	6,476,335
Bank of America Tower at One Bryant Park Proj., Rfdg.	2.450	09/15/69	4,000	3,718,411
New York St. Dorm. Auth. Rev.,
Series A, Rfdg.	5.000	03/15/37	450	523,052
Series A, Rfdg.	5.250	03/15/37	1,000	1,058,808
Series C, Rfdg.	5.000	03/15/36	725	848,767
New York St. Hsg. Fin. Agcy. Rev.,
Green Bonds, Series A-2 (Mandatory put date 06/15/29)	3.350(cc)	06/15/54	820	826,820
Green Bonds, Series A-2 (Mandatory put date 12/15/30)	3.450(cc)	06/15/54	2,000	2,013,428
Hsg. 160 W 62nd Street, Series A-2, Rmkt. (Mandatory put date 04/01/32)	3.600(cc)	11/01/44	3,200	3,224,194

New York St. Urban Dev. Corp. Rev., St. Personal Income Tax Gen. Purp., Series A, Bidding Grp. 1	5.000	03/15/42	2,255	2,340,940
New York Trans. Dev. Corp. Rev.,
JFK Intl. Arpt. Proj. Term. 4, Series A, Rfdg., AMT	5.000	12/01/25	800	800,072
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	1,000	1,000,125
Laguardia Arpt., Term. C&D Redev. Proj., AMT	6.000	04/01/35	1,250	1,366,338
Sustainable Bond, JFK Intl. Arpt. Term. One Proj., AGM	5.500	06/30/43	2,000	2,121,490
Sustainable Bond, JFK Intl. Arpt. Term. One Proj., AGM	6.000	06/30/54	1,500	1,553,550
Sustainable, JFK Intl. Arpt. New Term. One Proj., AMT	6.000	06/30/42	3,100	3,437,878
Port Auth. of NY & NJ Rev.,
Series 231ST, Rfdg., AMT	5.500	08/01/40	1,290	1,435,601
Series 246, AMT, Rfdg.	5.000	09/01/30	1,875	2,022,076
Series 246, Rfdg. AMT	5.000	09/01/28	1,500	1,571,552
Series 249, Rfdg., AMT	5.000	10/15/35	3,000	3,389,649
Triborough Bridge & Tunnel Auth. Rev.,
MTA Bridges & Tunnels, Series A-1	5.000	11/15/36	2,500	2,923,392
MTA Bridges & Tunnels, Series A-2, Rfdg.	5.000	11/15/36	2,500	2,923,351
Series A-2, Rfdg. (Mandatory put date 05/15/28)	2.000(cc)	05/15/45	2,000	1,949,018

TSASC, Inc. Rev., Series A, Rfdg.	5.000	06/01/41	2,405	2,411,411
				101,266,929
North Carolina 0.6%
Charlotte Arpt. Rev., Series B, Rfdg. AMT	5.000	07/01/30	1,125	1,215,979
North Carolina Hsg. Fin. Agcy. Rev.,
1998 Trust Agreement, Series 59-A	6.250	01/01/57	3,930	4,464,596
United Methodist Retmnt. Homes Proj., Temps-50, Series B-3(hh)	3.400	10/01/29	755	751,677
				6,432,252
Ohio 2.8%
American Muni. Pwr., Inc. Rev., Prairie St. Energy Campus Proj., Series A, Rfdg.	5.000	02/15/39	2,000	2,230,925
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/28	8,415	8,813,634
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/33	3,560	3,784,345

Columbus Metropolitan Hsg. Auth. Rev., Orchards Proj. & The Eden Park Proj.	5.000	12/01/34	4,000	4,275,976
Hamilton Cnty. Swr. Sys. Rev., Met Swr. Dept. of Greater Cincinnati, Series B, Rfdg.	5.000	12/01/30	1,250	1,390,496
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	485,435

PGIM National Muni Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Bonds (Continued)
Ohio (cont’d.)
Ohio Air Quality Dev. Auth. Rev., (cont’d.)
American Elec. Pwr. Co. Proj., Series A, Rmkt., Rfdg. AMT	3.750%	01/01/29	1,500	$1,499,480
Duke Energy Corp. Proj., Series A, AMT, Rfdg. (Mandatory put date 06/01/27)	4.250(cc)	11/01/39	1,500	1,523,330

Ohio St., Common Sch. Series C, GO, Rfdg.	5.000	03/15/27	1,000	1,030,638
Ohio St. Univ. Rev., Multiyear Debt Issuance Prog. II, Series C	5.250	12/01/46	3,500	3,782,571
Ohio Wtr. Dev. Auth. Rev., Fresh Wtr., Series A, Rfdg.	5.250	06/01/26	615	623,189
Ohio Wtr. Dev. Auth. Wtr. Pollution Control Loan Fd. Rev., Sustainable Bonds, Series C	5.000	12/01/33	2,000	2,320,036
				31,760,055
Oklahoma 0.6%
Oklahoma Tpke. Auth. Rev.,
Series A	5.000	01/01/42	3,000	3,005,304
Sr. Bonds, Series B, Rfdg.	5.000	01/01/40	2,000	2,246,461

Tulsa Municipal Arpt. Trust Trustees Rev., American Airlines, Inc. Proj., Rfdg., AMT	6.250	12/01/40	1,500	1,635,869
				6,887,634
Pennsylvania 4.0%
Chester Cnty. Indl. Dev. Auth. Rev., Avon Grove Chart. Sch. Nts.	5.000	03/01/27	2,140	2,157,677
Comnwlth. Fing. Auth. Rev., Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,170	1,221,136
Delaware Vlly. Regl. Fin. Auth. Rev., Series A, AMBAC	5.500	08/01/28	1,280	1,372,332
General Auth. of Southcentral Pennsylvania Rev., Wellspan Hlth. Oblig. Grp., Rfdg.	5.000	06/01/32	2,250	2,531,773
Luzerne Cnty. Indl. Dev. Auth. Rev., Pennsylvania American, Rfdg., AMT (Mandatory put date 12/03/29)	2.450(cc)	12/01/39	1,250	1,158,426
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
The Penndot Major Bridges Package One Proj., P3 Proj., AGM, AMT	5.500	06/30/42	3,025	3,280,481
Wste. Mgmt., Inc. Proj., Series A, AMT, Rmkt. (Mandatory put date 08/03/26)	3.875(cc)	08/01/37	3,000	3,004,250
Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT (Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,217,228
Pennsylvania Higher Ed. Assistance Agcy. Rev.,
Sr. Series 1-A, AMT	5.000	06/01/33	2,500	2,681,772
Sr. Series 1-A, AMT	5.000	06/01/34	3,200	3,445,110

Pennsylvania St. Univ. Rev., Series A	5.000	09/01/41	2,400	2,424,480
Pennsylvania Tpke. Commn. Rev.,
1st Series, Rfdg.	5.000	12/01/43	2,500	2,716,331
Series A	5.000	12/01/49	3,150	3,222,750
Sub. Series 1	5.000	12/01/38	2,000	2,297,323
Sub. Series A-1	5.000	12/01/25	1,425	1,425,238
Sub. Series B, Rfdg.	5.000	06/01/29	1,985	2,003,618
Sub. Series B-1	5.250	06/01/47	2,000	2,024,033
Philadelphia Arpt. Rev.,
Pvt. Activity, Series B, Rfdg., AMT	5.000	07/01/35	2,700	3,009,823
Pvt. Activity, Series B, Rfdg., AMT	5.000	07/01/36	1,335	1,474,834

Philadelphia Auth. for Indl. Dev. Rev., Children’s Hosp. Proj., Rfdg.	4.000	07/01/37	1,075	1,076,885
Philadelphia Gas Wks. Co. Rev.,
16th Series A, AGM	5.000	08/01/28	625	660,382
16th Series A, AGM	5.000	08/01/29	1,000	1,076,995
				45,482,877

PGIM National Muni Fund

PGIM National Muni Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Bonds (Continued)
Puerto Rico 0.7%
Puerto Rico Ind. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev., San Juan Cruise Term. Proj., Series 2023, Class A-1, AMT	6.750%	01/01/45	1,000	$1,142,905
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.500	07/01/34	848	848,283
Restructured, Series A-1, CABS	3.708(t)	07/01/33	1,962	1,484,488
Series A-1, CABS	3.458(t)	07/01/27	5,014	4,747,689
				8,223,365
Rhode Island 0.9%
Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev., Clg. & Univ. Rev.	5.250	08/15/43	3,965	4,154,919
Rhode Island Student Loan Auth. Rev., Sr. Series A, AMT	5.000	12/01/32	2,000	2,165,515
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/40	4,350	4,352,763
				10,673,197
South Carolina 1.4%
Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	2,500	2,709,592
Series B-1, Rfdg. (Mandatory put date 03/01/31)	5.250(cc)	02/01/54	2,250	2,439,000
South Carolina Jobs-Econ. Dev. Auth. Rev.,
Foothill Affordable Hsg. Fndn., Paddock Club & Fairway Proj. (Mandatory put date 03/01/35)	4.000(cc)	03/01/62	3,200	3,233,440
Novant Hlth. Oblig. Grp., Series A	5.000	11/01/34	1,000	1,139,056
Novant Hlth. Oblig. Grp., Series A	5.250	11/01/41	1,000	1,103,001

South Carolina Pub. Svc. Auth. Rev., Series A, Rfdg.	5.000	12/01/32	4,595	5,056,808
				15,680,897
South Dakota 0.6%
South Dakota Hlth & Edl. Facs. Auth. Rev.,
Sanford, Series C-2, Rfdg. (Mandatory put date 11/01/32)	5.000(cc)	11/01/51	1,865	2,072,160
Westhills Vlg. Retmnt. Cmnty. Issue, Series B-1	3.625	09/01/33	5,000	5,003,421
				7,075,581
Tennessee 1.0%
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., Univ. of Tennessee Proj., Series B-1, BAM	5.250	07/01/64	1,000	1,030,776
Metropolitan Nashville Arpt. Auth. Rev., Sub. Series B, AMT	5.000	07/01/27	1,800	1,848,445
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	770	827,617
Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	5,930	6,012,189

Tennessee Energy Acq. Corp. Gas Rev., Series A	5.250	09/01/26	1,475	1,493,415
				11,212,442
Texas 9.7%
Arlington Higher Edu. Fin. Corp. Rev., Trinity Basin Preparatory, Inc., PSFG	5.000	08/15/48	1,000	1,033,274
Arlington Hsg. Fin. Corp. Rev., 6900 Matlok Road (Mandatory put date 04/01/27)	4.500(cc)	04/01/41	2,500	2,503,769
Bexar Cnty. Hsg. Fin. Corp. Rev., Pavilion at Culebra Apts. (Mandatory put date 03/01/26)	4.050(cc)	03/01/28	2,500	2,501,376
Brazos Higher Ed. Auth., Inc. Rev., Sr. Series 1-A, AMT	5.000	04/01/34	2,500	2,687,990

PGIM National Muni Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Central Texas Regl. Mobility Auth. Rev.,
Series C	5.000%	01/01/27	800	$801,571
Sr. Lien, Series D, Rfdg.	5.000	01/01/29	1,085	1,158,041
Central Texas Turnpike Sys. Rev.,
1st Tier, Series B, Rfdg. (Mandatory put date 08/15/30)	5.000(cc)	08/15/42	2,000	2,173,772
2nd Tier, Series C, Rfdg.	5.000	08/15/41	2,000	2,164,801

City of Houston Arpt. Sys. Rev., United Airlines, Inc. Term. Impvt. Proj., Series B, Rfdg., AMT(hh)	5.250	07/15/28	3,075	3,180,692
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch., PSFG, Rfdg.	5.000	08/15/35	1,250	1,415,475
Idea Pub. Sch., PSFG, Rfdg.	5.000	08/15/37	1,920	2,139,855
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/38	1,200	1,307,760
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,083,208
Intl. Leadership of Texas, Inc., Series A, Rfdg., PSFG	5.000	08/15/39	1,000	1,083,612
Intl. Leadership of Texas, Inc., Series B, PSFG (Mandatory put date 02/15/30)	4.000(cc)	02/15/55	1,815	1,899,523
Dallas Fort Worth Int’l. Arpt. Rev.,
Rfdg.	5.000	11/01/34	1,500	1,750,386
Rfdg.	5.000	11/01/36	1,125	1,287,741
Series A-1, Rfdg., AMT	5.250	11/01/37	2,250	2,522,270
Series A-1, Rfdg., AMT	5.250	11/01/45	2,790	2,955,331

Dallas Hotel Occupancy Tax Rev., Rfdg.	4.000	08/15/28	1,010	1,017,060
EP Essential Hsg. WF PFC Rev., Home Essential Fun. Hsg. Prog. Tuscany Mesa Hills Proj.	4.250	12/01/34	1,000	1,015,586
EP Tuscany Zaragosa PFC Rev., Home Essential Function Hsg. Prog. Tuscany Mesa Hills Proj.	4.000	12/01/33	1,500	1,509,678
Galveston Wharves & Term. Rev.,
1st Lien, Series A, AMT	5.500	08/01/40	1,150	1,237,078
1st Lien, Series A, AMT	5.500	08/01/42	400	425,584
1st Lien, Series A, AMT	5.500	08/01/43	400	423,658
Wharves & Term., 1st Lien, AMT	6.000	08/01/43	2,000	2,179,848

Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev., Memorial Hermann Hlth. Sys., Series C-3, Rfdg. (Mandatory put date 12/01/26)	5.000(cc)	06/01/32	2,785	2,837,560
Harris Cnty. Toll Road Auth. Rev.,
1st Lien, Series A, Rfdg.	5.000	08/15/40	1,225	1,356,495
Series A, Rfdg.	5.000	08/15/35	2,000	2,267,406
Sr. Lien, Series A, Rfdg.	5.000	08/15/43	5,040	5,183,100

Houston Arpt. Sys. Rev., United Airlines, Inc. Term. Impvt. Proj., Series B, AMT	5.500	07/15/38	2,300	2,461,696
Houston Combined Util. Sys. Rev., Comb. 1st Lien, Series D, Rfdg.	5.000	11/15/34	3,000	3,003,316
Lower Colorado River Auth. Rev.,
LCRA Transmission Svcs. Corp. Proj., Series A, Rfdg., BAM	5.000	05/15/37	5,000	5,611,991
LCRA Transmn. Svcs. Corp. Proj., Series A, Rfdg.	6.000	05/15/52	1,500	1,642,702
North Texas Higher. Ed. Auth., Inc. Rev.,
Sr. Series A, AMT	5.000	06/01/30	500	525,878
Sr. Series A, AMT	5.000	06/01/32	1,100	1,172,198
Sr. Series A, AMT	5.000	06/01/33	1,000	1,070,133
North Texas Twy. Auth. Rev.,
1st Tier, Series A, Rfdg.	5.000	01/01/28	1,180	1,181,947
Cap. Apprec., Sys., 1st Tier, Series D, Rfdg., AGM	3.740(t)	01/01/38	8,000	5,110,821
Series A, Rfdg.	5.000	01/01/30	1,765	1,768,352
Permanent Univ. Fd. Univ. of Texas Sys. Rev.,
Series A, Rfdg.	5.000	07/01/39	4,500	5,338,514
Series A, Rfdg.	5.000	07/01/40	3,000	3,339,395
San Antonio Elec. & Gas Sys. Rev.,
Series C, Rfdg.	5.500	02/01/49	1,000	1,084,708
Series D, Rfdg.	5.000	02/01/41	2,000	2,191,159

PGIM National Muni Fund

PGIM National Muni Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Tarrant Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Ascension Sr. Credit Grp., Series C-2, Rfdg. (Mandatory put date 11/15/35)(hh)	5.000%(cc)	11/15/51	4,250	$4,832,143
TX Hlth. Resources Sys., Series C (Mandatory put date 11/15/32)	5.000(cc)	11/15/64	1,500	1,662,464

Texas Dept. of Hsg. & Cmnty. Affairs Rev., Sustainable Bonds, Series A	5.500	09/01/52	4,535	4,797,138
Texas Priv. Activity Bond Surface Trans. Corp. Rev., Bond Surface Trans. Corp., Sr. Lien, Rfdg. AMT	5.500	06/30/40	1,900	2,013,206
Texas Trans. Commn. St. Hwy. Fd. Rev., Rfdg.	5.000	10/01/33	3,000	3,498,476
Texas Trans. Fin. Corp. Rev., Sub. Bond, SH 288 Sys. TELA Supported, Series A, Rfdg.	5.000	10/01/41	4,000	4,458,313
				111,868,050
Utah 2.4%
Intermountain Pwr. Agcy. Rev., Series A	5.250	07/01/45	2,500	2,624,091
Ogden City Sch. Dist.,
GO	1.375	06/15/32	2,010	1,711,489
GO	1.500	06/15/33	1,420	1,190,710
GO	1.625	06/15/34	2,200	1,819,667
Salt Lake City Corp. Arpt. Rev.,
Intl. Arpt., Series A, AMT	5.000	07/01/36	2,000	2,253,670
Series A, AMT	5.250	07/01/41	3,250	3,522,336
Series A, AMT	5.250	07/01/48	3,850	3,885,697

Utah Cnty. Rev., IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	2,545	2,654,921
Utah Telecommunication Open Infrast. Agcy. Rev., Rfdg.	5.500	06/01/40	4,885	5,505,070
Utah Trans. Auth. Rev., Sr. Lien, Rfdg.	5.000	06/15/40	2,000	2,247,865
				27,415,516
Virginia 0.5%
Alexandria Redev. & Hsg. Auth. Rev., 431 S Columbus Street Block 4 Proj. (Mandatory put date 12/01/25)	3.400(cc)	12/01/54	1,750	1,750,000
Fairfax Cnty. Ind. Dev. Auth. Rev., Healthcare Inova Hlth. Sys., Series B-2, Rmkt., Rfdg. (Mandatory put date 05/15/30)	5.000(cc)	05/15/57	1,100	1,182,673
Louisa Indl. Dev. Auth. Rev., VA Elec. & Pwr. Co. Proj., Series B, Rmkt. (Mandatory put date 10/01/30)	3.125(cc)	11/01/35	1,000	1,001,952
Virginia Small Bus. Fing. Auth. Rev., Sr. Lien Elizabeth River Crossing Opco, LLC Proj. Rfdg.	4.000	01/01/30	1,750	1,786,388
				5,721,013
Washington 2.7%
Port of Seattle Rev.,
Series A, AMT	5.000	05/01/26	1,800	1,814,877
Series A, AMT	5.000	05/01/43	1,675	1,685,999

Washington Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	2,690,995
Washington St.,
Series 2020A, GO	5.000	08/01/42	3,000	3,155,377
Series R-2024C, GO, Rfdg.	5.000	08/01/40	1,100	1,223,724
Var. Purp., Series A, GO	5.000	08/01/42	2,000	2,062,817
Washington St. Hsg. Fin. Commn. Rev.,
Horizon Hse. Proj. Mand. Paydown Temps-50, Series B-3, Rfdg.(hh)	4.375	01/01/33	1,645	1,613,235
Municipal Cert., Series 2025-1, Class A-1, Sustainable Bonds	4.079(cc)	08/20/63	3,991	3,750,121
Sustainable Cert., Series 2023-1, Class X	1.495(cc)	04/20/37	32,159	3,130,168

PGIM National Muni Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Bonds (Continued)
Washington (cont’d.)
Washington St. Hsg. Fin. Commn. Rev., (cont’d.)
Sustainable Cert., Series 2024-1, Class A	4.221%(cc)	03/01/50	4,964	$4,912,576

Washington St. Univ. Rev., Rfdg.	5.000	04/01/38	3,565	4,062,127
Whatcom Cnty. Pub. Util. Dist. No. 1, Series A, GO, AMT, BAM	5.000	12/01/34	850	947,754
				31,049,770
West Virginia 0.3%
West Virginia Econ. Dev. Auth. Rev., Commercial Metals Co. Proj., AMT (Mandatory put date 05/15/32)	4.625(cc)	04/15/55	2,000	2,022,327
West Virginia Parkways Auth. Rev., Sr. Turnpike Toll Rev.	5.000	06/01/39	1,750	1,823,404
				3,845,731
Wisconsin 2.2%
Pub. Fin. Auth. Rev.,
Astro Texas Land Proj., Rfdg., 144A	5.000	12/15/36	1,698	1,672,176
Class A, Series 1	4.100	09/25/39	2,935	2,918,278
Cuyahoga River Cap. Port., Class A, Series 1 (Mandatory put date 07/01/28), 144A	4.000	01/01/55	5,000	5,167,332
Million Air Three LLC Gen. Avtn. Facs. Proj., Series A, Rfdg. AMT, 144A	5.500	09/01/30	355	370,030
Million Air Three LLC Gen. Avtn. Facs. Proj., Series A, Rfdg. AMT, 144A	5.750	09/01/35	715	746,832
Mountain Island Chrt. Sch., Ltd., Rfdg.	4.000	07/01/27	260	260,090
Nolina & Sorella Proj., RANS, 144A	5.500	12/15/32	2,308	2,305,460
Providence St. Joseph Hlth. Series 2021C, Rfdg. (Mandatory put date 10/01/30)	4.000(cc)	10/01/41	910	940,461
Series 2025-1, Class A, Cert. (Mandatory put date 08/01/27), 144A	4.750(cc)	08/01/59	5,000	5,011,159
Signorelli Proj., 144A	5.375	12/15/32	4,088	4,060,119

Wisconsin Hlth. & Edl. Facs. Auth. Rev., Forensic Science & Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27	1,400	1,413,222
				24,865,159

Total Municipal Bonds (cost $1,084,770,408)				1,098,880,936

	Shares
Unaffiliated Exchange-Traded Funds 1.8%
iShares National Muni Bond ETF	86,440	9,286,249
Vanguard Tax-Exempt Bond Index ETF	237,500	11,998,500

Total Unaffiliated Exchange-Traded Funds (cost $20,480,395)		21,284,749

Total Long-Term Investments (cost $1,105,250,803)		1,120,165,685

Short-Term Investment 2.6%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $30,204,222)(wb)	30,204,222	30,204,222

TOTAL INVESTMENTS 100.0% (cost $1,135,455,025)		1,150,369,907
Liabilities in excess of other assets(z) (0.0)%		(479,597)

Net Assets 100.0%		$1,149,890,310

PGIM National Muni Fund

PGIM National Muni Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
CDD—Community Development District
COP—Certificates of Participation
ETF—Exchange-Traded Fund
ETM—Escrowed to Maturity
GO—General Obligation
NATL—National Public Finance Guarantee Corp.
PFC—Public Facility Corporation
PSFG—Permanent School Fund Guarantee
RANS—Revenue Anticipation Notes
Rfdg—Refunding
TCRs—Transferrable Custodial Receipts

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at November 30, 2025.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
29	20 Year U.S. Treasury Bonds	Mar. 2026	$3,405,688	$(27,986)
324	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	39,183,750	(356,370)
				$(384,356)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).